Cost Optimization Programs (Tables)	12 Months Ended
Mar. 01, 2014
Schedule of Company's Cost Optimization Charge
The CORE program charges incurred in fiscal 2013 and fiscal 2014 were as follows:

	For the year ended
	March 1, 2014	March 2, 2013
Cost of sales	$103	$96
Research and development	76	27
Selling, marketing and administration(1)	333	97
Total CORE program charges	$512	$220

Components of Company's Loss from Discontinued Operations
The following table sets forth the components of the Company’s loss from discontinued operations:

	March 2, 2013	March 3, 2012
Revenues from discontinued operations	$33	$12
Loss from discontinued operations, before tax	(20)	(7)
Loss on disposal of discontinued operation	(3)	—
Income tax recovery	5	—
Loss from discontinued operations, net of tax	$(18)	$(7)

Cost Optimization and Resource Efficiency Program
Schedule of Company's Cost Optimization Program
The following table sets forth the activity in the Company’s CORE program liability for fiscal 2013 and fiscal 2014:

	Employee Termination Benefits	Facilities Costs	Manufacturing Costs	Total
Balance as at March 3, 2012	$—	$—	$—	$—
Charges incurred	123	32	65	220
Cash payments made	(114)	(14)	(63)	(191)
Balance as at March 2, 2013	9	18	2	29
Charges incurred	190	93	65	348
Cash payments made	(186)	(58)	(41)	(285)
Balance as at March 1, 2014	$13	$53	$26	$92

Cost Optimization Program
Schedule of Company's Cost Optimization Program
The following table sets forth the activity in the Company’s 2012 Cost Optimization Program liability for fiscal 2013 and fiscal 2014:

	Employee Termination Benefits	Facilities Costs	Total
Balance as at March 3, 2012	$10	$44	$54
Cash payments made	(10)	(24)	(34)
Balance as at March 2, 2013	—	20	20
Cash payments made	—	(9)	(9)
Balance as at March 1, 2014	$—	$11	$11